Allowance for Loan Losses - Accrued Interest Receivable (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	$ 904	$ 1,018	$ 1,271
Greater Than 90 Days Past Due	55	54	55
Allowance for Uncollectible Interest	67	72	94
Private Education Loans - Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	798	870	1,062
Greater Than 90 Days Past Due	39	36	35
Allowance for Uncollectible Interest	45	44	57
Private Education Loans - Non-Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	106	148	209
Greater Than 90 Days Past Due	16	18	20
Allowance for Uncollectible Interest	$ 22	$ 28	$ 37